General (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Mar. 31, 2021
General [Line Items]
Ordinary shares, par value
Accumulated deficit	$ (93,237)	$ (89,944)
Ordinary shares, shares issued	7,794,516,659	5,438,836,659
American Depositary Shares [Member] | Ordinary Shares [Member]
General [Line Items]
Ordinary shares, shares issued			(12,000)